UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02032

MFS SERIES TRUST XVI

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: June 30*

Date of reporting period: March 31, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Global Multi-Asset Fund

QUARTERLY REPORT

March 31, 2012

PORTFOLIO OF INVESTMENTS

3/31/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par		Value ($)

Bonds - 42.8%
Aerospace - 0.1%
Bombardier, Inc., 7.75%, 2020 (n)		$25,000	$27,875

Asset-Backed & Securitized - 1.3%
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049		$100,000	$109,384
Credit Suisse Mortgage Capital Certificate, 5.311%, 2039		100,000	110,191
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 5.816%, 2049		100,000	109,609
Wachovia Bank Commercial Mortgage Trust, “A4”, FRN, 5.898%, 2051		100,000	110,798

			$439,982
Biotechnology - 0.1%
Life Technologies Corp., 6%, 2020		$20,000	$22,872

Broadcasting - 0.2%
NBCUniversal Media LLC, 5.15%, 2020		$50,000	$56,590

Building - 0.1%
Mohawk Industries, Inc., 6.375%, 2016		$25,000	$27,625
Owens Corning, Inc., 6.5%, 2016		20,000	22,219

			$49,844
Cable TV - 0.2%
DIRECTV Holdings LLC, 5.2%, 2020		$20,000	$21,994
Time Warner Cable, Inc., 5%, 2020		50,000	55,208

			$77,202
Chemicals - 0.2%
Ashland, Inc., 9.125%, 2017		$25,000	$27,719
Dow Chemical Co., 8.55%, 2019		40,000	52,421

			$80,140
Containers - 0.1%
Crown Americas LLC, 7.625%, 2017		$25,000	$26,906

Emerging Market Quasi-Sovereign - 0.3%
Petrobras International Finance Co., 5.375%, 2021		$59,000	$63,528
Petroleos Mexicanos, 5.5%, 2021		20,000	22,050

			$85,578
Emerging Market Sovereign - 0.2%
Republic of Poland, 5%, 2022		$4,000	$4,216
United Mexican States, 7.5%, 2027	MXN	600,000	49,648

			$53,864
Energy - Independent - 0.0%
Encana Corp., 3.9%, 2021		$10,000	$9,735

Energy - Integrated - 0.1%
Hess Corp., 8.125%, 2019		$35,000	$45,200

Financial Institutions - 0.1%
General Electric Capital Corp., 4.625%, 2021		$20,000	$21,344
International Lease Finance Corp., 5.75%, 2016		18,000	17,980

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Financial Institutions - continued
SLM Corp., 6.25%, 2016		$11,000	$11,440

			$50,764
Food & Beverages - 0.2%
Anheuser-Busch InBev S.A., 5.375%, 2020		$50,000	$58,760

Food & Drug Stores - 0.2%
CVS Caremark Corp., 5.75%, 2017		$50,000	$59,005

Forest & Paper Products - 0.1%
Georgia-Pacific Corp., 5.4%, 2020 (n)		$25,000	$27,907

Insurance - 0.2%
American International Group, Inc., 4.875%, 2016		$30,000	$31,733
UnumProvident Corp., 6.85%, 2015 (n)		40,000	43,767

			$75,500
Insurance - Property & Casualty - 0.2%
Aon Corp., 6.25%, 2040		$20,000	$23,903
Chubb Corp., 6.375% to 2017, FRN to 2067		40,000	41,300

			$65,203
International Market Quasi-Sovereign - 0.1%
Statoil A.S.A., 4.25%, 2041		$20,000	$19,922

International Market Sovereign - 14.8%
Commonwealth of Australia, 5.75%, 2021	AUD	182,000	$213,649
Federal Republic of Germany, 3.75%, 2013	EUR	94,000	130,950
Federal Republic of Germany, 3.75%, 2015	EUR	136,000	198,415
Federal Republic of Germany, 3.25%, 2021	EUR	36,000	54,293
Federal Republic of Germany, 6.25%, 2030	EUR	76,000	155,285
Government of Canada, 4.5%, 2015	CAD	135,000	148,392
Government of Canada, 4.25%, 2018	CAD	190,000	218,398
Government of Canada, 3.25%, 2021	CAD	38,000	41,671
Government of Canada, 5.75%, 2033	CAD	21,000	31,628
Government of Japan, 1.7%, 2017	JPY	23,600,000	304,519
Government of Japan, 1.1%, 2020	JPY	30,350,000	376,172
Government of Japan, 2.1%, 2024	JPY	17,600,000	233,640
Government of Japan, 2.2%, 2027	JPY	11,000,000	145,416
Government of Japan, 2.4%, 2037	JPY	9,700,000	129,450
Government of New Zealand, 6%, 2021	NZD	31,000	29,001
Government of Norway, 3.75%, 2021	NOK	431,000	83,646
Kingdom of Belgium, 4.25%, 2021	EUR	60,000	85,474
Kingdom of Denmark, 3%, 2021	DKK	161,000	31,848
Kingdom of Spain, 4.6%, 2019	EUR	174,000	228,534
Kingdom of Sweden, 5%, 2020	SEK	885,000	166,619
Kingdom of the Netherlands, 3.75%, 2014	EUR	123,000	176,102
Kingdom of the Netherlands, 5.5%, 2028	EUR	23,000	41,386
Republic of Austria, 4.65%, 2018	EUR	64,000	97,785
Republic of Finland, 3.875%, 2017	EUR	25,000	37,537
Republic of France, 6%, 2025	EUR	49,000	84,767
Republic of France, 4.75%, 2035	EUR	98,000	153,562
Republic of Italy, 4.25%, 2015	EUR	53,000	72,425
Republic of Italy, 5.25%, 2017	EUR	183,000	255,162
Republic of Italy, 3.75%, 2021	EUR	115,000	140,860
United Kingdom Treasury, 8%, 2015	GBP	108,000	219,044
United Kingdom Treasury, 5%, 2018	GBP	92,000	178,557

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
International Market Sovereign - continued
United Kingdom Treasury, 8%, 2021	GBP	53,000	$127,559
United Kingdom Treasury, 4.25%, 2027	GBP	59,000	111,156
United Kingdom Treasury, 4.25%, 2036	GBP	70,000	129,824

			$4,832,726
Machinery & Tools - 0.1%
Case New Holland, Inc., 7.875%, 2017		$25,000	$29,063

Major Banks - 0.9%
Bank of America Corp., 5.65%, 2018		$10,000	$10,675
Bank of America Corp., 7.625%, 2019		50,000	57,656
BB&T Corp., 3.95%, 2016		40,000	43,291
Goldman Sachs Group, Inc., 5.75%, 2022		18,000	18,517
JPMorgan Chase & Co., 4.25%, 2020		40,000	40,955
Macquarie Group Ltd., 6.25%, 2021 (n)		20,000	20,240
PNC Financial Services Group, Inc., FRN, 6.75%, 2049		50,000	52,716
Royal Bank of Scotland PLC, 6.125%, 2021		40,000	42,814
SunTrust Banks, Inc., 3.5%, 2017		9,000	9,180

			$296,044
Medical & Health Technology & Services - 0.1%
Aristotle Holding, Inc., 2.65%, 2017 (n)		$40,000	$40,452
Aristotle Holding, Inc., 3.9%, 2022 (n)		4,000	4,043

			$44,495
Metals & Mining - 0.3%
ArcelorMittal, 5.5%, 2021		$50,000	$49,074
Teck Resources Ltd., 10.75%, 2019		12,000	14,906
Vale Overseas Ltd., 4.375%, 2022		14,000	14,062
Vale Overseas Ltd., 6.875%, 2039		21,000	24,531

			$102,573
Mortgage-Backed - 3.5%
Fannie Mae, 5.465%, 2015		$41,423	$45,896
Fannie Mae, 5.152%, 2016		36,919	41,158
Fannie Mae, 5.724%, 2016		27,432	31,134
Fannie Mae, 5.05%, 2017		29,135	32,273
Fannie Mae, 5.482%, 2017		25,904	29,564
Fannie Mae, 2.578%, 2018		30,000	30,726
Fannie Mae, 3.848%, 2018		29,800	32,502
Fannie Mae, 4.5%, 2034		213,782	227,882
Fannie Mae, 6%, 2037 - 2038		45,895	50,613
Fannie Mae, 5%, 2039		292,918	316,559
Freddie Mac, 3.882%, 2017		40,000	43,833
Freddie Mac, 2.412%, 2018 (n)		49,000	49,795
Freddie Mac, 4.5%, 2040		109,489	116,164
Ginnie Mae, 5%, 2041		87,109	96,148

			$1,144,247
Natural Gas - Pipeline - 0.1%
Energy Transfer Partners LP, 4.65%, 2021		$27,000	$27,507

Oil Services - 0.1%
Transocean, Inc., 6.5%, 2020		$40,000	$44,725

Other Banks & Diversified Financials - 0.2%
Citigroup, Inc., 6.125%, 2018		$50,000	$56,049

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Real Estate - 0.2%
Simon Property Group, Inc., REIT, 5.65%, 2020	$50,000	$57,234

Retailers - 0.2%
Home Depot, Inc., 5.95%, 2041	$25,000	$30,684
Limited Brands, Inc., 7%, 2020	25,000	27,875

		$58,559
Telecommunications - Wireless - 0.0%
American Tower Corp., REIT, 4.7%, 2022	$4,000	$4,032

Tobacco - 0.2%
Altria Group, Inc., 9.7%, 2018	$40,000	$54,353

Transportation - Services - 0.0%
Erac USA Finance Co., 2.75%, 2017 (n)	$5,000	$4,995

U.S. Government Agencies and Equivalents - 0.3%
Small Business Administration, 4.57%, 2025	$78,556	$85,785

U.S. Treasury Obligations - 17.7%
U.S. Treasury Bonds, 6.875%, 2025	$191,000	$282,292
U.S. Treasury Bonds, 5.25%, 2029	58,000	75,944
U.S. Treasury Bonds, 4.5%, 2039	180,000	220,500
U.S. Treasury Bonds, TIPS, 1.625%, 2018	64,927	74,615
U.S. Treasury Bonds, TIPS, 1.125%, 2021 (f)	220,736	248,466
U.S. Treasury Bonds, TIPS, 2.375%, 2025 (f)	254,964	324,322
U.S. Treasury Bonds, TIPS, 2%, 2026	65,105	79,789
U.S. Treasury Bonds, TIPS, 2.375%, 2027 (f)	166,373	213,477
U.S. Treasury Bonds, TIPS, 1.75%, 2028	96,308	114,855
U.S. Treasury Bonds, TIPS, 3.625%, 2028	109,326	161,316
U.S. Treasury Bonds, TIPS, 2.5%, 2029 (f)	124,595	164,446
U.S. Treasury Bonds, TIPS, 3.875%, 2029	49,644	76,475
U.S. Treasury Bonds, TIPS, 3.375%, 2032	38,315	58,335
U.S. Treasury Bonds, TIPS, 2.125%, 2040	29,368	38,616
U.S. Treasury Bonds, TIPS, 2.125%, 2041 (f)	160,454	211,587
U.S. Treasury Bonds, TIPS, 0.75%, 2042	48,156	45,903
U.S. Treasury Notes, 4.75%, 2017 (f)	157,000	186,438
U.S. Treasury Notes, 3.5%, 2020 (f)	248,000	278,961
U.S. Treasury Notes, TIPS, 1.875%, 2013	104,916	110,424
U.S. Treasury Notes, TIPS, 2%, 2014 (f)	170,538	182,262
U.S. Treasury Notes, TIPS, 1.25%, 2014	102,834	109,069
U.S. Treasury Notes, TIPS, 2%, 2014	157,548	171,617
U.S. Treasury Notes, TIPS, 1.625%, 2015	134,158	146,180
U.S. Treasury Notes, TIPS, 0.5%, 2015	157,958	167,460
U.S. Treasury Notes, TIPS, 1.875%, 2015	92,074	102,691
U.S. Treasury Notes, TIPS, 2%, 2016	134,778	152,215
U.S. Treasury Notes, TIPS, 0.125%, 2016 (f)	268,057	283,136
U.S. Treasury Notes, TIPS, 2.5%, 2016	116,744	136,308
U.S. Treasury Notes, TIPS, 2.375%, 2017	118,035	138,257
U.S. Treasury Notes, TIPS, 2.625%, 2017	77,661	93,369
U.S. Treasury Notes, TIPS, 1.375%, 2018	119,846	137,233
U.S. Treasury Notes, TIPS, 2.125%, 2019 (f)	123,539	147,842
U.S. Treasury Notes, TIPS, 1.875%, 2019	105,111	124,926
U.S. Treasury Notes, TIPS, 1.375%, 2020 (f)	227,488	261,273
U.S. Treasury Notes, TIPS, 1.25%, 2020	117,462	134,137
U.S. Treasury Notes, TIPS, 0.625%, 2021	202,172	218,740
U.S. Treasury Notes, TIPS, 0.125%, 2022	135,217	138,429

		$5,811,905

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Utilities - Electric Power - 0.1%
Progress Energy, Inc., 7.05%, 2019	$30,000	$37,105
Total Bonds		$14,024,246

Common Stocks - 30.0%
Aerospace - 0.6%
Honeywell International, Inc.	977	$59,646
Precision Castparts Corp.	296	51,178
Rolls-Royce Holdings PLC	2,932	38,081
United Technologies Corp.	476	39,479

		$188,384
Alcoholic Beverages - 0.4%
Heineken N.V.	2,183	$121,335

Apparel Manufacturers - 0.6%
Li & Fung Ltd.	20,000	$45,687
LVMH Moet Hennessy Louis Vuitton S.A.	182	31,276
NIKE, Inc., “B”	526	57,039
VF Corp.	375	54,743

		$188,745
Automotive - 0.7%
Bayerische Motoren Werke AG	561	$50,452
DENSO Corp.	1,200	40,562
GKN PLC	10,937	36,055
Guangzhou Automobile Group Co. Ltd., “H”	30,000	29,747
Honda Motor Co. Ltd.	1,100	42,283
Johnson Controls, Inc.	596	19,358
Kia Motors Corp.	430	28,121

		$246,578
Biotechnology - 0.2%
Gilead Sciences, Inc. (a)	1,084	$52,953

Broadcasting - 0.6%
News Corp., “A”	2,782	$54,778
Nippon Television Network Corp.	220	35,416
Publicis Groupe S.A.	670	36,936
Viacom, Inc., “B”	1,469	69,719

		$196,849
Brokerage & Asset Managers - 0.3%
Blackrock, Inc.	225	$46,103
Franklin Resources, Inc.	358	44,403

		$90,506
Business Services - 0.4%
Accenture PLC, “A”	1,179	$76,046
Cognizant Technology Solutions Corp., “A” (a)	646	49,710
Mitsubishi Corp.	900	20,983

		$146,739
Cable TV - 0.3%
Comcast Corp., “Special A”	2,679	$79,057
Virgin Media, Inc.	1,467	36,646

		$115,703

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Chemicals - 0.5%
3M Co.	880	$78,505
Celanese Corp.	1,129	52,137
Nufarm Ltd.	4,269	21,226

		$151,868
Computer Software - 1.0%
Autodesk, Inc. (a)	1,019	$43,124
Check Point Software Technologies Ltd. (a)	1,133	72,331
Microsoft Corp.	1,096	35,346
Oracle Corp. (s)	4,491	130,958
Red Hat, Inc. (a)	840	50,308

		$332,067
Computer Software - Systems - 1.7%
Apple, Inc. (a)(s)	697	$417,831
EMC Corp. (a)(s)	3,791	113,275
Hewlett-Packard Co.	1,661	39,582

		$570,688
Conglomerates - 0.1%
Hutchison Whampoa Ltd.	2,000	$19,986

Construction - 0.2%
Anhui Conch Cement Co. Ltd.	6,000	$19,007
Stanley Black & Decker, Inc.	390	30,014
Urbi Desarrollos Urbanos S.A. de C.V. (a)	22,356	26,770

		$75,791
Consumer Products - 0.2%
Reckitt Benckiser Group PLC	1,027	$58,036

Electrical Equipment - 0.7%
Danaher Corp. (s)	2,244	$125,664
Schneider Electric S.A.	713	46,586
Siemens AG	640	64,521

		$236,771
Electronics - 0.7%
Altera Corp.	900	$35,838
ASML Holding N.V.	1,282	64,279
Microchip Technology, Inc.	1,570	58,404
Taiwan Semiconductor Manufacturing Co. Ltd.	24,000	69,037

		$227,558
Energy - Independent - 1.2%
Bankers Petroleum Ltd. (a)	4,562	$18,843
Cabot Oil & Gas Corp.	1,740	54,236
Cairn Energy PLC	2,654	13,716
EOG Resources, Inc.	540	59,994
INPEX Corp.	8	54,328
Occidental Petroleum Corp.	997	94,944
Reliance Industries Ltd., GDR (n)	2,292	66,812
WPX Energy, Inc. (a)	1,378	24,818

		$387,691
Energy - Integrated - 1.7%
BG Group PLC	2,190	$50,722
BP PLC	11,413	84,439

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Energy - Integrated - continued
Exxon Mobil Corp. (s)	2,853	$247,441
Royal Dutch Shell PLC, “A”	4,867	169,980

		$552,582
Engineering - Construction - 0.5%
Fluor Corp.	1,188	$71,328
JGC Corp.	2,000	62,217
Keppel Corp. Ltd.	2,300	20,108

		$153,653
Food & Beverages - 1.3%
Bunge Ltd.	415	$28,403
General Mills, Inc.	1,622	63,988
Groupe Danone	2,317	161,617
Kraft Foods, Inc., “A”	1,053	40,025
Nestle S.A.	1,671	105,143
Want Want China Holdings Ltd.	17,000	18,964

		$418,140
Food & Drug Stores - 0.0%
Lawson, Inc.	100	$6,306

Gaming & Lodging - 0.1%
Sands China Ltd.	9,600	$37,520

General Merchandise - 0.8%
Kohl’s Corp.	1,274	$63,738
Target Corp. (s)	3,339	194,564

		$258,302
Insurance - 1.5%
ACE Ltd.	1,298	$95,014
AIA Group Ltd.	20,600	75,471
Hiscox Ltd.	10,036	63,584
ING Groep N.V. (a)	9,444	78,684
Prudential Financial, Inc.	800	50,712
QBE Insurance Group Ltd.	3,159	46,473
Swiss Re Ltd.	1,229	78,489

		$488,427
Internet - 0.5%
eBay, Inc. (a)	1,448	$53,417
Google, Inc., “A” (a)	168	107,728

		$161,145
Machinery & Tools - 0.7%
Cummins, Inc.	303	$36,372
Glory Ltd.	1,400	30,798
Joy Global, Inc.	1,053	77,396
Schindler Holding AG	441	53,055
Sinotruk Hong Kong Ltd.	34,500	19,992

		$217,613
Major Banks - 2.1%
Barclays PLC	11,400	$42,896
BNP Paribas	1,130	53,614
Goldman Sachs Group, Inc.	620	77,109
JPMorgan Chase & Co. (s)	3,071	141,205

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Major Banks - continued
Julius Baer Group Ltd.	966	$38,995
National Bank of Canada	700	55,701
PNC Financial Services Group, Inc.	898	57,912
Standard Chartered PLC	4,201	104,824
State Street Corp.	1,340	60,970
Westpac Banking Corp.	2,614	59,272

		$692,498
Medical & Health Technology & Services - 0.2%
Diagnosticos da America S.A.	6,000	$46,049
Rhoen-Klinikum AG	1,367	27,448

		$73,497
Medical Equipment - 0.8%
Covidien PLC	1,245	$68,077
Medtronic, Inc.	1,780	69,758
St. Jude Medical, Inc.	1,224	54,235
Thermo Fisher Scientific, Inc.	1,524	85,923

		$277,993
Metals & Mining - 0.6%
Iluka Resources Ltd.	2,013	$37,095
Rio Tinto Ltd.	1,457	80,308
Sumitomo Metal Industries Ltd.	16,000	32,495
Teck Resources Ltd., “B”	999	35,665

		$185,563
Natural Gas - Distribution - 0.1%
Tokyo Gas Co. Ltd.	4,000	$18,907

Network & Telecom - 0.2%
Finisar Corp. (a)	1,903	$38,345
Juniper Networks, Inc. (a)	790	18,075

		$56,420
Oil Services - 0.4%
AMEC PLC	1,326	$23,500
Dresser-Rand Group, Inc. (a)	535	24,819
Schlumberger Ltd.	694	48,531
Technip	262	30,865

		$127,715
Other Banks & Diversified Financials - 1.7%
Bank Rakyat Indonesia	65,500	$49,784
China Construction Bank	61,000	47,131
Discover Financial Services	1,431	47,710
Fifth Third Bancorp	4,535	63,717
ICICI Bank Ltd., ADR	904	31,522
Itau Unibanco Holding S.A., IPS	4,200	80,367
Komercni Banka A.S.	300	59,740
Siam Commercial Bank Co. Ltd.	14,800	68,843
Visa, Inc., “A”	795	93,810

		$542,624
Pharmaceuticals - 1.4%
Abbott Laboratories	1,599	$98,003
Bayer AG	1,232	86,658
Pfizer, Inc. (s)	4,659	105,573

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Pharmaceuticals - continued
Roche Holding AG	563	$97,981
Santen Pharmaceutical Co. Ltd.	900	38,585
Teva Pharmaceutical Industries Ltd., ADR	917	41,320

		$468,120
Precious Metals & Minerals - 0.1%
Newcrest Mining Ltd.	1,411	$43,380

Railroad & Shipping - 0.2%
East Japan Railway Co.	300	$18,965
Union Pacific Corp.	445	47,829

		$66,794
Real Estate - 0.2%
GSW Immobilien AG (a)	880	$30,415
Hang Lung Properties Ltd.	14,000	51,291

		$81,706
Restaurants - 0.2%
Ajisen China Holdings Ltd.	9,000	$11,857
YUM! Brands, Inc.	738	52,531

		$64,388
Specialty Chemicals - 0.7%
Airgas, Inc.	705	$62,724
Akzo Nobel N.V.	1,639	96,771
Linde AG	385	69,088

		$228,583
Specialty Stores - 0.3%
Industria de Diseno Textil S.A.	496	$47,510
Urban Outfitters, Inc. (a)	1,507	43,869

		$91,379
Telecommunications - Wireless - 0.7%
American Tower Corp., REIT	587	$36,993
KDDI Corp.	5	32,534
TIM Participacoes S.A., ADR	1,934	62,391
Vodafone Group PLC	41,322	113,815

		$245,733
Telephone Services - 0.6%
AT&T, Inc.	1,802	$56,276
China Unicom (Hong Kong) Ltd.	14,000	23,541
Royal KPN N.V.	5,156	56,718
Telecom Italia S.p.A.	21,794	25,913
Telecom Italia S.p.A.	29,899	29,389
Ziggo N.V. (a)	310	9,671

		$201,508
Tobacco - 0.5%
Japan Tobacco, Inc.	10	$56,683
Philip Morris International, Inc.	1,254	111,117

		$167,800
Trucking - 0.3%
Expeditors International of Washington, Inc.	1,187	$55,207
Yamato Holdings Co. Ltd.	2,500	38,883

		$94,090

Portfolio of Investments (unaudited) – continued

Issuer		Shares/Par	Value ($)

Common Stocks - continued
Utilities - Electric Power - 1.2%
American Electric Power Co., Inc.		1,177	$45,409
CEZ A.S.		1,532	65,820
CMS Energy Corp.		3,692	81,224
Edison International		1,071	45,528
Fortum Corp.		2,236	54,275
International Power PLC		10,215	66,173
Tractebel Energia S.A.		1,968	35,275

			$393,704
Total Common Stocks			$9,824,338

Underlying Affiliated Funds - 19.9%
MFS Commodity Strategy Fund - Class I (v)		500,767	$4,817,380
MFS Global Real Estate Fund - Class I (v)		123,247	1,692,182
Total Underlying Affiliated Funds			$6,509,562

	First Exercise
Warrants - 0.2%
Metals & Mining - 0.1%
Deutsche Bank (Steel Authority of India - Zero Strike Warrant (1 share for 1 warrant)) (a)(n)	5/30/16	16,323	$30,175

Other Banks & Diversified Financials - 0.1%
Deutsche Bank (Federal Bank LTD - Zero Strike Warrant (1 share for 1 warrant)) (a)(n)	5/29/18	3,505	$29,383
Total Warrants			$59,558

Money Market Funds - 6.5%
MFS Institutional Money Market Portfolio, 0.1%, at Net Asset Value (v)		2,124,279	$2,124,279
Total Investments			$32,541,983

Securities Sold Short - (0.2)%
Computer Software - Systems - (0.1)%
Dell, Inc. (a)		(1,970)	$(32,702)

Machinery & Tools - (0.1)%
Manitowoc Co., Inc.		(600)	$(8,316)
Terex Corp. (a)		(370)	(8,325)

			$(16,641)
Total Securities Sold Short			$(49,343)

Other Assets, Less Liabilities - 0.8%			252,998
Net Assets - 100.0%			$32,745,638

(a)	Non-income producing security.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $345,444, representing 1.1% of net assets.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short. At March 31, 2012, the value of securities pledged amounted to $613,134.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
GDR	Global Depository Receipt
IPS	International Preference Stock
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TIPS	Treasury Inflation Protected Security

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thailand Baht
TRL	Turkish Lira
ZAR	South African Rand

Derivative Contracts at 3/31/12

Forward Foreign Currency Exchange Contracts at 3/31/12

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	AUD	Westpac Banking Corp.	2,000	4/12/12	$2,061	$2,069	$8
SELL	AUD	Barclays Bank PLC	3,000	4/12/12	3,190	3,103	87
BUY	CAD	Credit Suisse Group	4,000	4/12/12	3,914	4,008	94
BUY	CAD	Goldman Sachs International	1,175,104	4/12/12-5/09/12	1,169,071	1,177,245	8,174
BUY	CAD	JPMorgan Chase Bank N.A.	1,516,544	5/09/12	1,512,000	1,519,301	7,301
BUY	CAD	UBS AG	3,000	4/12/12	2,984	3,006	22
BUY	CHF	Credit Suisse Group	1,000	4/12/12	1,087	1,107	20
BUY	CHF	Goldman Sachs International	833,948	4/12/12-5/09/12	908,366	924,199	15,833
BUY	CHF	JPMorgan Chase Bank N.A.	2,000	4/12/12	2,097	2,215	118
BUY	CHF	Merrill Lynch International Bank LTD	69,000	4/12/12	72,527	76,445	3,918
BUY	CZK	Citibank N.A.	236,000	4/12/12	12,321	12,698	377
BUY	DKK	Credit Suisse Group	8,000	4/12/12	1,413	1,434	21
BUY	DKK	Merrill Lynch International Bank LTD	23,398	4/12/12	4,016	4,194	178
BUY	EUR	Barclays Bank PLC	222,130	4/12/12	285,874	296,266	10,392
BUY	EUR	Citibank N.A.	88,619	4/12/12	115,219	118,195	2,976
BUY	EUR	Credit Suisse Group	231,199	4/12/12	298,314	308,361	10,047

Portfolio of Investments (unaudited) – continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives – continued
BUY	EUR	Deutsche Bank AG	59,000	4/12/12	$77,354	$78,691	$1,337
BUY	EUR	Goldman Sachs International	80,000	4/12/12	105,558	106,700	1,142
BUY	EUR	JPMorgan Chase Bank N.A.	24,000	4/12/12	31,241	32,010	769
BUY	EUR	Merrill Lynch International Bank LTD	9,000	4/12/12	11,522	12,004	482
BUY	EUR	UBS AG	138,847	4/12/12	182,122	185,188	3,066
SELL	EUR	JPMorgan Chase Bank N.A.	19,748	4/12/12	26,355	26,339	16
BUY	GBP	Barclays Bank PLC	9,000	4/12/12	13,943	14,395	452
BUY	GBP	Citibank N.A.	3,000	4/12/12	4,745	4,798	53
BUY	GBP	Credit Suisse Group	17,803	4/12/12	28,044	28,474	430
BUY	GBP	Goldman Sachs International	4,000	4/12/12	6,244	6,398	154
BUY	GBP	JPMorgan Chase Bank N.A.	1,430,821	4/12/12-5/09/12	2,259,419	2,288,068	28,649
BUY	GBP	UBS AG	2,000	4/12/12	3,187	3,199	12
BUY	HUF	Deutsche Bank AG	10,000	4/10/12	44	45	1
BUY	JPY	Barclays Bank PLC	568,000	4/12/12	6,817	6,863	46
BUY	JPY	JPMorgan Chase Bank N.A.	1,397,000	4/12/12	16,755	16,879	124
SELL	JPY	Barclays Bank PLC	1,709,000	4/12/12	21,060	20,649	411
SELL	JPY	Citibank N.A.	5,139,228	4/12/12	65,585	62,095	3,490
SELL	JPY	Credit Suisse Group	1,385,000	4/12/12	18,025	16,734	1,291
SELL	JPY	Goldman Sachs International	194,044,796	4/12/12-5/09/12	2,404,437	2,345,076	59,361
SELL	JPY	JPMorgan Chase Bank N.A.	87,190,025	4/12/12-5/09/12	1,143,950	1,053,712	90,238
SELL	JPY	UBS AG	3,946,514	4/12/12	50,657	47,684	2,973
SELL	KRW	JPMorgan Chase Bank N.A.	1,061,000	4/19/12	945	935	10
SELL	MXN	Barclays Bank PLC	311,000	5/14/12	24,324	24,213	111
SELL	MXN	Deutsche Bank AG	141,787	5/14/12	11,043	11,039	4
BUY	NOK	Citibank N.A.	13,000	4/12/12	2,200	2,282	82
BUY	NOK	Deutsche Bank AG	5,000	4/12/12	852	878	26
BUY	NOK	JPMorgan Chase Bank N.A.	14,116,607	5/09/12	2,461,359	2,475,453	14,094
SELL	NOK	Goldman Sachs International	3,000	4/12/12	527	527	0
BUY	NZD	Citibank N.A.	1,000	4/12/12	802	818	16
BUY	PLN	Citibank N.A.	45,000	4/12/12	13,867	14,462	595
BUY	PLN	JPMorgan Chase Bank N.A.	75,000	5/14/12	23,906	24,019	113
BUY	SEK	Barclays Bank PLC	20,000	4/12/12	2,955	3,022	67
BUY	SEK	Citibank N.A.	17,000	4/12/12	2,543	2,569	26
BUY	SEK	Credit Suisse Group	14,000	4/12/12	2,079	2,115	36
BUY	SEK	Deutsche Bank AG	18,000	4/12/12	2,663	2,720	57
BUY	SEK	Goldman Sachs International	3,582,481	5/09/12	526,000	540,715	14,715
BUY	SGD	Barclays Bank PLC	32,000	4/12/12	25,114	25,457	343
BUY	SGD	Deutsche Bank AG	18,000	4/12/12	13,868	14,319	451
BUY	THB	HSBC Bank	72,000	4/20/12	2,326	2,335	9
BUY	ZAR	Barclays Bank PLC	22,000	4/12/12	2,738	2,864	126
BUY	ZAR	Deutsche Bank AG	165,000	4/12/12	19,887	21,481	1,594

							$286,538

Liability Derivatives
BUY	AUD	Barclays Bank PLC	5,000	4/12/12	$5,327	$5,174	$(153)
BUY	AUD	Citibank N.A.	13,736	4/12/12	14,309	14,214	(95)
BUY	AUD	Deutsche Bank AG	2,000	4/12/12	2,143	2,070	(73)
BUY	AUD	Goldman Sachs International	2,000	4/12/12	2,128	2,070	(58)
BUY	AUD	JPMorgan Chase Bank N.A.	350,729	4/12/12-5/09/12	367,670	361,855	(5,815)
BUY	AUD	Westpac Banking Corp.	4,000	4/12/12	4,214	4,139	(75)
SELL	AUD	Citibank N.A.	9,314	4/12/12	9,419	9,638	(219)
SELL	AUD	Westpac Banking Corp.	94,505	4/12/12	95,884	97,793	(1,909)
BUY	CAD	Barclays Bank PLC	1,000	4/12/12	1,004	1,002	(2)
BUY	CAD	Citibank N.A.	33,936	4/12/12	34,282	34,016	(266)
BUY	CAD	Deutsche Bank AG	6,000	4/12/12	6,048	6,014	(34)
BUY	CAD	Merrill Lynch International Bank LTD	2,000	4/12/12	2,025	2,005	(20)

Portfolio of Investments (unaudited) – continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives – continued
BUY	CAD	UBS AG	36,605	4/12/12	$37,101	$36,692	$(409)
SELL	CAD	Citibank N.A.	6,152	4/12/12	5,975	6,166	(191)
SELL	CAD	Goldman Sachs International	238,401	4/12/12	231,922	238,963	(7,041)
SELL	CAD	JPMorgan Chase Bank N.A.	2,787,772	5/09/12	2,774,532	2,792,843	(18,311)
SELL	CHF	Barclays Bank PLC	1,000	4/12/12	1,087	1,108	(21)
SELL	CHF	JPMorgan Chase Bank N.A.	2,389,257	5/09/12	2,604,662	2,647,873	(43,211)
BUY	CNY	Deutsche Bank AG	165,000	6/13/12	26,175	26,170	(5)
SELL	CNY	Deutsche Bank AG	164,000	6/13/12	25,833	26,011	(178)
BUY	DKK	Goldman Sachs International	5,000	4/12/12	904	896	(8)
SELL	DKK	Royal Bank of Scotland Group PLC	7,000	4/12/12	1,206	1,255	(49)
BUY	EUR	Barclays Bank PLC	104,628	4/12/12	140,708	139,548	(1,160)
SELL	EUR	Barclays Bank PLC	45,000	4/12/12	59,870	60,019	(149)
SELL	EUR	Citibank N.A.	145,269	4/12/12	190,655	193,753	(3,098)
SELL	EUR	Credit Suisse Group	52,695	4/12/12	69,046	70,282	(1,236)
SELL	EUR	Deutsche Bank AG	26,000	4/12/12	33,492	34,678	(1,186)
SELL	EUR	Goldman Sachs International	8,000	4/12/12	10,584	10,670	(86)
SELL	EUR	JPMorgan Chase Bank N.A.	507,937	4/12/12-5/09/12	664,907	677,535	(12,628)
SELL	EUR	UBS AG	76,301	4/12/12	98,737	101,766	(3,029)
SELL	GBP	Barclays Bank PLC	86,299	4/12/12	134,195	138,028	(3,833)
SELL	GBP	Credit Suisse Group	18,598	4/12/12	28,486	29,746	(1,260)
SELL	GBP	Deutsche Bank AG	50,385	4/12/12	77,825	80,586	(2,761)
SELL	GBP	JPMorgan Chase Bank N.A.	3,000	4/12/12	4,759	4,798	(39)
BUY	JPY	Barclays Bank PLC	7,586,000	4/12/12	95,316	91,658	(3,658)
BUY	JPY	Citibank N.A.	5,934,000	4/12/12	74,815	71,698	(3,117)
BUY	JPY	Credit Suisse Group	1,267,000	4/12/12	16,460	15,309	(1,151)
BUY	JPY	JPMorgan Chase Bank N.A.	1,916,000	4/12/12	24,654	23,150	(1,504)
BUY	JPY	Merrill Lynch International Bank LTD	68,886,415	4/12/12	894,954	832,325	(62,629)
BUY	JPY	UBS AG	2,914,000	4/12/12	37,046	35,209	(1,837)
SELL	JPY	Barclays Bank PLC	4,423,437	4/12/12	53,214	53,446	(232)
SELL	JPY	Citibank N.A.	815,000	4/12/12	9,823	9,847	(24)
SELL	JPY	Credit Suisse Group	595,000	4/12/12	7,112	7,189	(77)
SELL	JPY	Deutsche Bank AG	43,000	4/12/12	519	520	(1)
BUY	KRW	JPMorgan Chase Bank N.A.	110,711,000	4/19/12	98,200	97,589	(611)
BUY	MXN	Citibank N.A.	681,000	4/12/12-5/14/12	53,383	53,096	(287)
BUY	MXN	JPMorgan Chase Bank N.A.	185,213	5/14/12	14,423	14,420	(3)
BUY	MYR	Barclays Bank PLC	141,709	4/20/12-5/14/12	46,772	46,157	(615)
SELL	MYR	Deutsche Bank AG	78,000	5/14/12	25,358	25,388	(30)
BUY	NOK	Barclays Bank PLC	6,000	4/12/12	1,054	1,053	(1)
BUY	NOK	Credit Suisse Group	5,000	4/12/12	889	878	(11)
SELL	NOK	Citibank N.A.	12,000	4/12/12	1,998	2,106	(108)
SELL	NOK	Credit Suisse Group	405,039	4/12/12	67,173	71,100	(3,927)
BUY	NZD	JPMorgan Chase Bank N.A.	1,648,428	5/09/12	1,353,566	1,346,446	(7,120)
SELL	NZD	JPMorgan Chase Bank N.A.	1,229,205	5/09/12	993,000	1,004,022	(11,022)
SELL	NZD	Royal Bank of Scotland Group PLC	20,343	4/12/12	15,868	16,647	(779)
BUY	PLN	Citibank N.A.	82,000	4/12/12	26,498	26,352	(146)
SELL	PLN	Citibank N.A.	41,000	4/12/12	11,550	13,176	(1,626)
SELL	PLN	JPMorgan Chase Bank N.A.	72,000	4/12/12	22,509	23,139	(630)
BUY	RUB	Barclays Bank PLC	761,000	6/01/12	25,767	25,731	(36)
BUY	SEK	Barclays Bank PLC	3,000	4/12/12	456	453	(3)
SELL	SEK	Goldman Sachs International	1,180,930	4/12/12-5/09/12	173,246	178,302	(5,056)
SELL	SEK	Merrill Lynch International Bank LTD	367,293	4/12/12	52,827	55,497	(2,670)
SELL	SEK	UBS AG	21,000	4/12/12	3,101	3,173	(72)
SELL	SGD	Credit Suisse Group	29,000	4/12/12	22,863	23,070	(207)
BUY	THB	HSBC Bank	651,000	4/20/12	21,157	21,114	(43)
BUY	ZAR	Barclays Bank PLC	9,000	4/12/12	1,198	1,172	(26)
BUY	ZAR	Citibank N.A.	211,000	4/12/12	27,975	27,470	(505)

Portfolio of Investments (unaudited) – continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives – continued
SELL	ZAR	Citibank N.A.	80,000	4/12/12	$10,389	$10,415	$(26)
SELL	ZAR	JPMorgan Chase Bank N.A.	116,000	4/12/12	15,046	15,102	(56)

							$(218,454)

Futures Contracts Outstanding at 3/31/12

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Equity Futures
S&P/TSE 60 Index (Short)	CAD	12	$1,695,604	June - 2012	$7,700
DAX Index (Long)	EUR	5	1,160,485	June - 2012	9,487
OMX 30 Index (Short)	SEK	22	354,900	April - 2012	2,327
MSCI Singapore Index (Short)	SGD	9	493,698	April - 2012	852
TurkDEX-ISE 30 Index (Long)	TRL	128	538,809	April - 2012	26,469

					$46,835

Interest Rate Futures
Australian Treasury Bond 10 yr (Short)	AUD	6	$721,466	June - 2012	$4,717
Canadian Treasury Bond 10 yr (Short)	CAD	36	4,736,358	June - 2012	24,639
German Euro Bond (Long)	EUR	1	184,704	June - 2012	328
U.S. Treasury Note 10 yr (Short)	USD	26	3,366,594	June - 2012	37,956

					$67,640

					$114,475

Liability Derivatives
Equity Futures
Australian SPI 200 Index (Short)	AUD	5	$562,670	June - 2012	$(15,891)
Bovespa Index (Long)	BRL	18	638,039	April - 2012	(10,630)
FTSE/MIB Index (Long)	EUR	5	524,978	June - 2012	(14,359)
CAC 40 Index (Long)	EUR	27	1,233,159	April - 2012	(19,345)
IBEX 35 Index (Long)	EUR	8	845,299	April - 2012	(25,317)
FTSE 100 Index (Long)	GBP	15	1,374,651	June - 2012	(22,709)
Hang Seng Index (Long)	HKD	1	131,515	April - 2012	(3,473)
Hang Seng China Enterprises Index (Long)	HKD	5	339,219	April - 2012	(7,434)
Nikkei 225 Index (Short)	JPY	13	1,587,688	June - 2012	(83,464)
KOSPI 200 Index (Long)	KRW	2	235,260	June - 2012	(846)
NIFTY Index (Short)	USD	32	340,344	April - 2012	(1,580)
MSCI Taiwan Index (Long)	USD	6	169,018	April - 2012	(2,137)
E-Mini S&P 500 Index (Short)	USD	8	561,280	June - 2012	(14,584)
FTSE Top 40 Index (Long)	ZAR	16	622,542	June - 2012	(8,114)

					$(229,883)

Interest Rate Futures
United Kingdom Treasury 10 yr (Long)	GBP	16	$2,930,542	June - 2012	$(2,927)
Japanese Government Bond 10 yr (Long)	JPY	2	3,431,437	June - 2012	(4,144)

					$(7,071)

					$(236,954)

At March 31, 2012, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

3/31/12 (unaudited)

(1)	Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative

Supplemental Information (unaudited) – continued

instruments not reflected in total investments, such as futures and forward foreign currency exchange contracts. The following is a summary of the levels used as of March 31, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$5,158,436	$—	$—	$5,158,436
United Kingdom	946,130	—	—	946,130
Japan	—	529,945	—	529,945
Netherlands	427,459	—	—	427,459
Switzerland	373,664	—	—	373,664
France	360,895	—	—	360,895
Germany	328,582	—	—	328,582
Hong Kong	184,267	45,687	—	229,954
Brazil	224,081	—	—	224,081
Other Countries	1,075,514	229,236	—	1,304,750
U.S. Treasury Bonds & U.S. Government Agency Equivalents	—	5,897,690	—	5,897,690
Non-U.S. Sovereign Debt	—	4,992,090	—	4,992,090
Corporate Bonds	—	1,347,004	—	1,347,004
Residential Mortgage-Backed Securities	—	1,144,247	—	1,144,247
Commercial Mortgage-Backed Securities	—	439,982	—	439,982
Foreign Bonds	—	203,233	—	203,233
Mutual Funds	8,633,841	—	—	8,633,841
Total Investments	$17,712,869	$14,829,114	$—	$32,541,983
Short Sales	$(49,343)	$—	$—	$(49,343)

Other Financial Instruments
Futures	$(8,507)	$(113,972)	$—	$(122,479)
Forward Foreign Currency Exchange Contracts	—	68,084	—	68,084

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $570,299 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2)	Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$32,812,969
Gross unrealized appreciation	$1,471,966
Gross unrealized depreciation	(1,792,295)
Net unrealized appreciation (depreciation)	$(320,329)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Supplemental Information (unaudited) – continued

(3)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Commodity Strategy Fund	309,035	196,068	(4,336)	500,767
MFS Global Real Estate Fund	94,428	30,079	(1,260)	123,247
MFS Institutional Money Market Portfolio	1,636,757	12,843,974	(12,356,452)	2,124,279

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Commodity Strategy Fund	$(10,840)	$655,978	$39,558	$4,817,380
MFS Global Real Estate Fund	(2,335)	28,461	28,243	1,692,182
MFS Institutional Money Market Portfolio	—	—	1,184	2,124,279

	$(13,175)	$684,439	$68,985	$8,633,841

(4)	Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of March 31, 2012, are as follows:

United States	49.7%
United Kingdom	21.4%
Japan	11.6%
Germany	7.0%
France	6.2%
Spain	3.6%
Italy	3.3%
Brazil	3.0%
Canada	(17.4%)
Other Countries	11.6%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in

Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST XVI

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: May 16, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President
(Principal Executive Officer)

Date: May 16, 2012

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer
(Principal Financial Officer and Accounting Officer)

Date: May 16, 2012

*	Print name and title of each signing officer under his or her signature.